Multi-Manager US Small Cap Equity Fund Expense Example - Multi-Manager US Small Cap Equity Fund - Class P Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	$ 1,153